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C000029788
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Term Bond Fund Class A (including sales charges) ($12,527)
Accumulated Value	$ 9,901	$ 9,924	$ 9,918	$ 9,973	$ 9,979	$ 9,976	$ 9,993	$ 9,990	$ 9,947	$ 9,955	$ 9,973	$ 9,991		$ 9,990	$ 10,010	$ 10,030	$ 10,021	$ 10,052	$ 10,063	$ 10,054	$ 10,054	$ 10,034	$ 10,033	$ 10,011	$ 9,998	$ 10,005	$ 10,002	$ 10,030	$ 10,028	$ 10,027	$ 10,067	$ 10,048	$ 10,051	$ 10,034	$ 10,080	$ 10,149	$ 10,178	$ 10,261	$ 10,295	$ 10,368	$ 10,432	$ 10,435	$ 10,511	$ 10,501	$ 10,532	$ 10,539	$ 10,566	$ 10,644	$ 10,700	$ 9,960	$ 10,237	$ 10,428	$ 10,597	$ 10,701	$ 10,770	$ 10,785	$ 10,799	$ 10,866	$ 10,910	$ 10,944	$ 10,944	$ 10,933	$ 10,965	$ 10,986	$ 10,986	$ 11,009	$ 11,011	$ 11,002	$ 10,972	$ 10,951	$ 10,962	$ 10,875	$ 10,809	$ 10,679	$ 10,592	$ 10,604	$ 10,453	$ 10,546	$ 10,498	$ 10,342	$ 10,276	$ 10,381	$ 10,422	$ 10,610	$ 10,544	$ 10,645	$ 10,703	$ 10,681	$ 10,673	$ 10,732	$ 10,789	$ 10,777	$ 10,776	$ 10,971	$ 11,155	$ 11,225	$ 11,215	$ 11,276	$ 11,257	$ 11,355	$ 11,432	$ 11,569	$ 11,672	$ 11,777	$ 11,727	$ 11,784	$ 11,818	$ 11,888	$ 11,958	$ 11,979	$ 12,037	$ 12,069	$ 12,176	$ 12,185	$ 12,293	$ 12,351	$ 12,385	$ 12,429	$ 12,487	$ 12,531	$ 12,587	$ 12,527
C000029790
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Term Bond Fund Class C (including sales charges) ($11,952)
Accumulated Value	10,000	10,020	10,010	10,061	10,062	10,053	10,055	10,057	10,009	10,012	10,025	10,039		10,033	10,047	10,062	10,048	10,064	10,080	10,066	10,062	10,037	10,030	10,003	9,986	9,988	9,969	10,002	9,995	9,989	10,014	10,000	9,987	9,976	10,017	10,080	10,104	10,181	10,210	10,277	10,336	10,333	10,403	10,389	10,414	10,416	10,437	10,509	10,559	9,822	10,091	10,275	10,436	10,533	10,585	10,606	10,615	10,676	10,704	10,743	10,728	10,712	10,738	10,765	10,760	10,777	10,774	10,760	10,726	10,701	10,696	10,616	10,547	10,415	10,315	10,322	10,180	10,266	10,214	10,047	9,989	10,086	10,121	10,289	10,232	10,325	10,376	10,350	10,338	10,389	10,440	10,424	10,418	10,602	10,764	10,838	10,823	10,877	10,853	10,943	11,001	11,139	11,233	11,329	11,275	11,326	11,353	11,415	11,477	11,491	11,530	11,568	11,654	11,668	11,766	11,817	11,843	11,880	11,930	11,967	12,015	11,952
C000254316
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Term Bond Fund Class S ($12,983)
Accumulated Value	10,000	10,035	10,032	10,080	10,098	10,097	10,106	10,105	10,074	10,084	10,094	10,114		10,126	10,138	10,160	10,163	10,187	10,210	10,203	10,205	10,187	10,188	10,168	10,146	10,156	10,154	10,185	10,185	10,196	10,229	10,222	10,217	10,212	10,251	10,333	10,365	10,441	10,489	10,555	10,632	10,638	10,707	10,710	10,744	10,753	10,783	10,865	10,924	10,170	10,444	10,653	10,828	10,936	10,998	11,026	11,032	11,103	11,151	11,199	11,190	11,181	11,216	11,241	11,254	11,279	11,283	11,277	11,248	11,229	11,232	11,156	11,079	10,959	10,861	10,876	10,734	10,831	10,784	10,614	10,561	10,670	10,703	10,900	10,845	10,952	11,001	10,993	10,976	11,050	11,111	11,101	11,102	11,306	11,486	11,573	11,565	11,630	11,612	11,716	11,785	11,942	12,051	12,162	12,099	12,173	12,198	12,273	12,360	12,384	12,434	12,483	12,584	12,608	12,709	12,773	12,810	12,871	12,921	12,983	13,030	12,983
C000122569
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Term Bond Fund Institutional 2 Class ($13,077)
Accumulated Value	10,000	10,026	10,024	10,083	10,092	10,091	10,101	10,111	10,070	10,081	10,102	10,113		10,125	10,148	10,161	10,165	10,189	10,214	10,207	10,211	10,193	10,195	10,175	10,155	10,165	10,164	10,195	10,196	10,208	10,242	10,236	10,231	10,227	10,267	10,351	10,383	10,460	10,498	10,576	10,644	10,650	10,731	10,735	10,769	10,780	10,810	10,893	10,953	10,196	10,473	10,683	10,848	10,958	11,032	11,050	11,067	11,139	11,188	11,226	11,229	11,220	11,256	11,281	11,284	11,310	11,326	11,320	11,280	11,273	11,277	11,201	11,125	11,005	10,907	10,922	10,769	10,867	10,821	10,662	10,598	10,708	10,754	10,952	10,887	11,006	11,057	11,037	11,032	11,108	11,170	11,161	11,163	11,356	11,550	11,638	11,631	11,697	11,667	11,785	11,855	12,013	12,111	12,224	12,174	12,237	12,276	12,352	12,440	12,452	12,516	12,553	12,668	12,693	12,796	12,861	12,899	12,948	13,012	13,075	13,124	13,077
C000079024
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Term Bond Fund Institutional 3 Class ($13,134)
Accumulated Value	10,000	10,037	10,025	10,084	10,093	10,103	10,114	10,114	10,074	10,095	10,106	10,128		10,130	10,154	10,177	10,171	10,196	10,221	10,215	10,219	10,212	10,214	10,185	10,175	10,185	10,185	10,217	10,218	10,230	10,265	10,259	10,255	10,251	10,292	10,365	10,409	10,486	10,525	10,603	10,672	10,678	10,760	10,753	10,789	10,799	10,830	10,913	10,974	10,228	10,505	10,706	10,882	10,992	11,067	11,086	11,104	11,176	11,226	11,264	11,267	11,259	11,296	11,321	11,325	11,352	11,357	11,351	11,323	11,306	11,321	11,234	11,170	11,038	10,951	10,967	10,814	10,913	10,867	10,709	10,644	10,756	10,802	11,001	10,936	11,044	11,108	11,089	11,084	11,148	11,211	11,215	11,205	11,412	11,607	11,684	11,689	11,756	11,727	11,845	11,916	12,063	12,175	12,287	12,238	12,302	12,341	12,417	12,493	12,518	12,583	12,620	12,736	12,748	12,865	12,930	12,968	13,018	13,082	13,132	13,194	13,134
C000029791
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Short Term Bond Fund Institutional Class ($12,984)
Accumulated Value	10,000	10,035	10,032	10,080	10,098	10,097	10,106	10,105	10,074	10,084	10,094	10,114		10,126	10,138	10,160	10,163	10,187	10,210	10,203	10,205	10,187	10,188	10,168	10,146	10,156	10,154	10,185	10,185	10,196	10,229	10,222	10,217	10,212	10,251	10,333	10,365	10,441	10,489	10,555	10,632	10,638	10,707	10,710	10,744	10,753	10,783	10,865	10,924	10,170	10,444	10,653	10,828	10,936	10,998	11,026	11,032	11,103	11,151	11,199	11,190	11,181	11,216	11,241	11,254	11,279	11,283	11,277	11,248	11,229	11,232	11,156	11,079	10,959	10,861	10,876	10,734	10,831	10,784	10,614	10,561	10,670	10,703	10,900	10,845	10,952	11,001	10,993	10,976	11,050	11,111	11,101	11,102	11,306	11,486	11,573	11,565	11,630	11,612	11,716	11,785	11,942	12,051	12,162	12,100	12,174	12,199	12,274	12,361	12,385	12,435	12,484	12,585	12,609	12,711	12,774	12,811	12,873	12,922	12,984	13,031	12,984
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($11,835)
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($11,835)
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($11,835)
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($11,835)
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($11,835)
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($11,835)
Accumulated Value	10,000	10,038	10,041	10,221	10,286	10,274	10,268	10,190	9,949	9,963	9,982	10,049		10,044	10,122	10,199	10,189	10,233	10,325	10,276	10,282	10,268	10,316	10,197	10,100	10,165	10,089	10,161	10,149	10,151	10,216	10,151	10,070	10,131	10,317	10,426	10,420	10,620	10,623	10,812	10,947	10,971	11,256	11,196	11,230	11,224	11,216	11,432	11,638	11,569	11,775	11,830	11,904	12,082	11,984	11,978	11,924	12,041	12,058	11,971	11,799	11,651	11,743	11,782	11,864	11,997	11,974	11,871	11,867	11,902	11,872	11,616	11,487	11,168	10,744	10,813	10,643	10,903	10,595	10,138	10,006	10,374	10,327	10,645	10,370	10,633	10,698	10,581	10,544	10,536	10,469	10,203	10,042	10,497	10,898	10,868	10,715	10,814	10,541	10,719	10,821	11,074	11,233	11,383	11,101	11,218	11,035	11,093	11,337	11,342	11,386	11,305	11,478	11,448	11,585	11,711	11,785	11,858	11,840	11,853	12,047	11,835
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year Government/Credit Index ($12,213)
Accumulated Value	10,000	10,014	10,007	10,067	10,069	10,058	10,069	10,066	10,024	10,030	10,049	10,066		10,071	10,090	10,106	10,102	10,128	10,149	10,136	10,134	10,112	10,115	10,088	10,079	10,095	10,084	10,122	10,123	10,129	10,164	10,157	10,168	10,197	10,277	10,317	10,333	10,401	10,425	10,497	10,555	10,549	10,634	10,628	10,665	10,665	10,691	10,750	10,838	10,871	10,940	10,977	10,999	11,019	11,023	11,024	11,026	11,037	11,047	11,051	11,048	11,043	11,051	11,064	11,047	11,066	11,066	11,057	11,021	11,012	10,995	10,916	10,869	10,721	10,664	10,729	10,654	10,710	10,626	10,496	10,483	10,570	10,590	10,675	10,595	10,750	10,786	10,753	10,710	10,755	10,793	10,788	10,821	10,947	11,078	11,121	11,081	11,125	11,088	11,168	11,231	11,364	11,467	11,563	11,497	11,536	11,561	11,613	11,695	11,749	11,838	11,822	11,898	11,895	12,000	12,040	12,080	12,137	12,179	12,207	12,270	12,213
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year Government/Credit Index ($12,213)
Accumulated Value	10,000	10,014	10,007	10,067	10,069	10,058	10,069	10,066	10,024	10,030	10,049	10,066		10,071	10,090	10,106	10,102	10,128	10,149	10,136	10,134	10,112	10,115	10,088	10,079	10,095	10,084	10,122	10,123	10,129	10,164	10,157	10,168	10,197	10,277	10,317	10,333	10,401	10,425	10,497	10,555	10,549	10,634	10,628	10,665	10,665	10,691	10,750	10,838	10,871	10,940	10,977	10,999	11,019	11,023	11,024	11,026	11,037	11,047	11,051	11,048	11,043	11,051	11,064	11,047	11,066	11,066	11,057	11,021	11,012	10,995	10,916	10,869	10,721	10,664	10,729	10,654	10,710	10,626	10,496	10,483	10,570	10,590	10,675	10,595	10,750	10,786	10,753	10,710	10,755	10,793	10,788	10,821	10,947	11,078	11,121	11,081	11,125	11,088	11,168	11,231	11,364	11,467	11,563	11,497	11,536	11,561	11,613	11,695	11,749	11,838	11,822	11,898	11,895	12,000	12,040	12,080	12,137	12,179	12,207	12,270	12,213
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year Government/Credit Index ($12,213)
Accumulated Value	10,000	10,014	10,007	10,067	10,069	10,058	10,069	10,066	10,024	10,030	10,049	10,066		10,071	10,090	10,106	10,102	10,128	10,149	10,136	10,134	10,112	10,115	10,088	10,079	10,095	10,084	10,122	10,123	10,129	10,164	10,157	10,168	10,197	10,277	10,317	10,333	10,401	10,425	10,497	10,555	10,549	10,634	10,628	10,665	10,665	10,691	10,750	10,838	10,871	10,940	10,977	10,999	11,019	11,023	11,024	11,026	11,037	11,047	11,051	11,048	11,043	11,051	11,064	11,047	11,066	11,066	11,057	11,021	11,012	10,995	10,916	10,869	10,721	10,664	10,729	10,654	10,710	10,626	10,496	10,483	10,570	10,590	10,675	10,595	10,750	10,786	10,753	10,710	10,755	10,793	10,788	10,821	10,947	11,078	11,121	11,081	11,125	11,088	11,168	11,231	11,364	11,467	11,563	11,497	11,536	11,561	11,613	11,695	11,749	11,838	11,822	11,898	11,895	12,000	12,040	12,080	12,137	12,179	12,207	12,270	12,213
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year Government/Credit Index ($12,213)
Accumulated Value	10,000	10,014	10,007	10,067	10,069	10,058	10,069	10,066	10,024	10,030	10,049	10,066		10,071	10,090	10,106	10,102	10,128	10,149	10,136	10,134	10,112	10,115	10,088	10,079	10,095	10,084	10,122	10,123	10,129	10,164	10,157	10,168	10,197	10,277	10,317	10,333	10,401	10,425	10,497	10,555	10,549	10,634	10,628	10,665	10,665	10,691	10,750	10,838	10,871	10,940	10,977	10,999	11,019	11,023	11,024	11,026	11,037	11,047	11,051	11,048	11,043	11,051	11,064	11,047	11,066	11,066	11,057	11,021	11,012	10,995	10,916	10,869	10,721	10,664	10,729	10,654	10,710	10,626	10,496	10,483	10,570	10,590	10,675	10,595	10,750	10,786	10,753	10,710	10,755	10,793	10,788	10,821	10,947	11,078	11,121	11,081	11,125	11,088	11,168	11,231	11,364	11,467	11,563	11,497	11,536	11,561	11,613	11,695	11,749	11,838	11,822	11,898	11,895	12,000	12,040	12,080	12,137	12,179	12,207	12,270	12,213
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year Government/Credit Index ($12,213)
Accumulated Value	10,000	10,014	10,007	10,067	10,069	10,058	10,069	10,066	10,024	10,030	10,049	10,066		10,071	10,090	10,106	10,102	10,128	10,149	10,136	10,134	10,112	10,115	10,088	10,079	10,095	10,084	10,122	10,123	10,129	10,164	10,157	10,168	10,197	10,277	10,317	10,333	10,401	10,425	10,497	10,555	10,549	10,634	10,628	10,665	10,665	10,691	10,750	10,838	10,871	10,940	10,977	10,999	11,019	11,023	11,024	11,026	11,037	11,047	11,051	11,048	11,043	11,051	11,064	11,047	11,066	11,066	11,057	11,021	11,012	10,995	10,916	10,869	10,721	10,664	10,729	10,654	10,710	10,626	10,496	10,483	10,570	10,590	10,675	10,595	10,750	10,786	10,753	10,710	10,755	10,793	10,788	10,821	10,947	11,078	11,121	11,081	11,125	11,088	11,168	11,231	11,364	11,467	11,563	11,497	11,536	11,561	11,613	11,695	11,749	11,838	11,822	11,898	11,895	12,000	12,040	12,080	12,137	12,179	12,207	12,270	12,213
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg 1-3 Year Government/Credit Index ($12,213)
Accumulated Value	$ 10,000	$ 10,014	$ 10,007	$ 10,067	$ 10,069	$ 10,058	$ 10,069	$ 10,066	$ 10,024	$ 10,030	$ 10,049	$ 10,066		$ 10,071	$ 10,090	$ 10,106	$ 10,102	$ 10,128	$ 10,149	$ 10,136	$ 10,134	$ 10,112	$ 10,115	$ 10,088	$ 10,079	$ 10,095	$ 10,084	$ 10,122	$ 10,123	$ 10,129	$ 10,164	$ 10,157	$ 10,168	$ 10,197	$ 10,277	$ 10,317	$ 10,333	$ 10,401	$ 10,425	$ 10,497	$ 10,555	$ 10,549	$ 10,634	$ 10,628	$ 10,665	$ 10,665	$ 10,691	$ 10,750	$ 10,838	$ 10,871	$ 10,940	$ 10,977	$ 10,999	$ 11,019	$ 11,023	$ 11,024	$ 11,026	$ 11,037	$ 11,047	$ 11,051	$ 11,048	$ 11,043	$ 11,051	$ 11,064	$ 11,047	$ 11,066	$ 11,066	$ 11,057	$ 11,021	$ 11,012	$ 10,995	$ 10,916	$ 10,869	$ 10,721	$ 10,664	$ 10,729	$ 10,654	$ 10,710	$ 10,626	$ 10,496	$ 10,483	$ 10,570	$ 10,590	$ 10,675	$ 10,595	$ 10,750	$ 10,786	$ 10,753	$ 10,710	$ 10,755	$ 10,793	$ 10,788	$ 10,821	$ 10,947	$ 11,078	$ 11,121	$ 11,081	$ 11,125	$ 11,088	$ 11,168	$ 11,231	$ 11,364	$ 11,467	$ 11,563	$ 11,497	$ 11,536	$ 11,561	$ 11,613	$ 11,695	$ 11,749	$ 11,838	$ 11,822	$ 11,898	$ 11,895	$ 12,000	$ 12,040	$ 12,080	$ 12,137	$ 12,179	$ 12,207	$ 12,270	$ 12,213